Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net - CNY (¥) ¥ in Thousands	Sep. 30, 2023	Mar. 31, 2023
Schedule of Accounts Receivable Net [Abstract]
Accounts receivable	¥ 40,980	¥ 52,444
Allowance for doubtful accounts	(142)	(136)
Accounts receivable, net	¥ 40,838	¥ 52,308